Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,562,424	₩ 1,401,396
Fair value of plan assets	(1,466,977)	(1,258,409)
Defined benefit liabilities, net	₩ 95,447	₩ 142,987